Share-based payments - Summary of Share-based Payments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 2,930,222	$ 523,143	$ 384,566
2004 Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	374,991	475,198	244,352
2004 Option Plan | Exit Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		20,774	$ 140,214
2024 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		11,053
2024 Equity Incentive Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		$ 16,118
2024 Post-IPO Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	218,885
2024 Post-IPO Equity Incentive Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	383,152
Liquidity Event Share Plan | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 1,953,194